Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

May 3, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Variable Trust (the “Trust”)
      Post-Effective Amendment No. 34 to Registration Statement
      No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 34 to Registration Statement No. 333-74283/811-09255) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 26, 2012.

If you have any questions, please contact me at (617) 210-3662.

Sincerely,

  /s/ Brian J. Montana

Brian J. Montana

Senior Counsel